Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities

Note 11 — Other Long-Term Liabilities

Other long-term liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Class G Common Stock (Note 13)	$61,514	$—
Long-term portion of acquisition liabilities(1)	33,301	6,076
Other	17,308	16,128
Total other long-term liabilities	$112,123	$22,204
(1)	The long-term portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due after one year.